NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIE (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

Nature of Operations

Duos Technologies Group, Inc. (the “duostech Group”), through its operating subsidiaries, Duos Technologies, Inc. (“duostech”) and TrueVue360, Inc (“TrueVue360”, duostech Group and duostech, collectively the “Company”) is primarily engaged in the design and deployment of state-of-the-art, artificial intelligence driven intelligent technologies systems. duostech converges traditional security measures with information technologies to create “actionable intelligence.” duostech’s IP is built upon two of its core technology platforms (praesidium® and centraco®), both distributed as licensed software suites, and natively embedded within engineered turnkey systems. praesidium® is a modular suite of analytics applications which process and simultaneously analyze data streams from a virtually unlimited number of conventional sensors and/or data points. Native algorithms compare analyzed data against user-defined criteria and rules in real time and automatically report any exceptions, deviations and/or anomalies. This application suite also includes a broad range of conventional operational system components and sub-systems, including an embedded feature-rich video management engine and a proprietary Alarm Management Service (AMS). This unique service provides continuous monitoring of all connected devices, processes, equipment and sub-systems, and automatically communicates to the front end-user interface, if and when an issue, event or performance anomalies are detected. centraco® is a comprehensive user interface that includes the functionalities of a Physical Security Information Management (PSIM) system as well as those of an Enterprise Information System (EIS). This multi-layered interface can be securely installed as a stand-alone application suite inside a local area network or pushed outside a wide area network using the same browser-based interface. It leverages industry standards for data security, access, and encryption as appropriate. The platform also operates as a cloud-hosted solution.

The Company provides a broad range of sophisticated intelligent technology solutions with an emphasis on security, inspection and operations for critical infrastructure within a variety of industries including transportation, retail, law enforcement, oil, gas and utilities sectors. In January 2019, the Company launched a dedicated Artificial Intelligence software platform, truevue360™, through its subsidiary TrueVue360 with the objective of focusing the Company’s advanced intelligent technologies in the areas of Artificial Intelligent, Deep Machine Learning and Advance Algorithms to further support our business growth.  Consequently, our business operations are now in three business units: intelligent technologies, AI/machine learning platforms and IT asset management.

The Company’s strategy includes expansion of its technology base through organic development efforts, strategic partnerships, and growth through accretive acquisitions. The Company provides its broad range of technology solutions with an emphasis on mission critical security, inspection and operations within the rail transportation, commercial, petrochemical, government, and banking sectors. The Company also offers professional and consulting services for large data centers.

Nature of Operations

Duos Technologies Group, Inc., through its operating subsidiaries, Duos Technologies, Inc. (“duostech”) and TrueVue360, Inc (“TrueVue360”, with duostech, collectively the “Company”) is primarily engaged in the design and deployment of state-of-the-art, artificial intelligence driven intelligent technologies systems. duostech converges traditional security measures with information technologies to create “actionable intelligence.” duostech’s IP is built upon two of its core technology platforms (praesidium® and centraco®), both distributed as licensed software suites, and natively embedded within engineered turnkey systems. praesidium® is a modular suite of analytics applications which process and simultaneously analyze data streams from a virtually unlimited number of conventional sensors and/or data points. Native algorithms compare analyzed data against user-defined criteria and rules in real time and automatically report any exceptions, deviations and/or anomalies. This application suite also includes a broad range of conventional operational system components and sub-systems, including an embedded feature-rich video management engine and a proprietary Alarm Management Service (AMS). This unique service provides continuous monitoring of all connected devices, processes, equipment and sub-systems, and automatically communicates to the front end-user interface, if and when an issue, event or performance anomalies are detected. centraco® is a comprehensive user interface that includes the functionalities of a Physical Security Information Management (PSIM) system as well as those of an Enterprise Information System (EIS). This multi-layered interface can be securely installed as a stand-alone application suite inside a local area network or pushed outside a wide area network using the same browser-based interface. It leverages industry standards for data security, access, and encryption as appropriate. The platform also operates as a cloud-hosted solution.

The Company provides a broad range of sophisticated intelligent technology solutions with an emphasis on security, inspection and operations for critical infrastructure within a variety of industries including transportation, retail, law enforcement, oil, gas and utilities sectors. In January 2019, the Company launched a dedicated Artificial Intelligence software platform, truevue360, through its subsidiary truevue360 with the objective of focusing the Company’s advanced intelligent technologies in the areas of Artificial Intelligent, Deep Machine Learning and Advance Algorithms to further support our business growth.  Consequently, our business operations are now in three business units: intelligent technologies, AI/machine learning platforms and IT asset management.

The Company’s strategy includes expansion of its technology base through organic development efforts, strategic partnerships, and growth through accretive acquisitions. The Company provides its broad range of technology solutions with an emphasis on mission critical security, inspection and operations within the rail transportation, commercial, petrochemical, government, and banking sectors. The Company also offers professional and consulting services for large data centers.

Basis of Presentation

Basis of Presentation

The accompanying unaudited consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (all of which are of a normal recurring nature) considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2020 are not indicative of the results that may be expected for the year ending December 31, 2020 or for any other future period. These unaudited consolidated financial statements and the unaudited condensed notes thereto should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2019 filed with the Securities and Exchange Commission (the “SEC”) on March 30, 2020.

Basis of Presentation The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
Reverse Stock Split	Reverse Stock-Split All share and per share amounts have been presented to give retroactive effect to a 1 for 14 reverse stock-split that occurred in January 2020.	Reverse Stock Split All share and per share amounts have been presented to give retroactive effect to a 1-for-14 reverse-stock split that occurred in January 2020.
Reclassifications

Reclassifications

The Company reclassified certain operating expenses for the three and six months ended June 20, 2019 to conform to 2020 classification.  There was no net effect on the total operating expenses of such reclassification.

The following table reflects the reclassification adjustment effect in the three and six months ended June 30, 2019:

	Before Reclassification		After Reclassification
	For the Three Months Ended		For the Three Months Ended
	June 30,		June 30,
	2019		2019
OPERATING EXPENSES:
Selling and marketing expenses	$128,506	Sales and marketing	$270,196
Salaries, wages and contract labor	1,338,302	Engineering	289,986
Research and development	118,435	Research and development	487,738
Professional fees	17,054	AI technologies	202,673
General and administrative expenses	521,268	Administration	872,972

Total Operating Expenses	$2,123,565		$2,123,565

	Before Reclassification		After Reclassification
	For the Six Months Ended		For the Six Months Ended
	June 30,		June 30,
	2019		2019
OPERATING EXPENSES:
Selling and marketing expenses	$238,122	Sales and marketing	$520,620
Salaries, wages and contract labor	2,607,081	Engineering	624,549
Research and development	231,129	Research and development	871,160
Professional fees	144,973	AI technologies	383,986
General and administrative expenses	986,655	Administration	1,807,645

Total Operating Expenses	$4,207,960		$4,207,960

Principles of Consolidation

Principles of Consolidation

The unaudited consolidated financial statements include duostech Group and its wholly owned subsidiaries, Duos Technologies, Inc. and TrueVue360, Inc. All inter-company transactions and balances are eliminated in consolidation.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, duostech and TrueVue 360, Inc. All inter-company transactions and balances are eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates. The most significant estimates in the accompanying unaudited consolidated financial statements include the allowance on accounts receivable, valuation of deferred tax assets, valuation of intangible and other long-lived assets, estimates of net contract revenues and the total estimated costs to determine progress towards contract completion, valuation of derivatives, valuation of warrants issued with debt, valuation of beneficial conversion features in convertible debt, estimates of the valuation of right of use assets and corresponding lease liabilities and valuation of stock-based awards. We base our estimates on historical experience and on various other assumptions that we believe are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates. The most significant estimates in the accompanying consolidated financial statements include the allowance on accounts receivable, valuation of deferred tax assets, valuation of intangible and other long-lived assets, estimates of net contract revenues and the total estimated costs to determine progress towards contract completion, valuation of derivatives, valuation of warrants issued with debt, valuation of beneficial conversion features in convertible debt, estimates of the valuation of right of use assets and corresponding lease liabilities and valuation of stock-based awards. We base our estimates on historical experience and on various other assumptions that we believe are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

For the purposes of the Statement of Cash Flows, the Company considers liquid investments with an original maturity of three months or less to be a cash equivalent. There were no cash equivalents at December 31, 2019 or 2018.

Concentrations

Concentrations

Cash Concentrations

Cash is maintained at financial institutions and at times, balances may exceed federally insured limits. We have not experienced any losses related to these balances. As of June 30, 2020, balance in one financial institution exceeded federally insured limits by approximately $4,952,107.

Significant Customers and Concentration of Credit Risk

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, or whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable, as follows:

For the six months ended June 30, 2020, three customers accounted for 45%, 15% and 12% of revenues. For the six months ended June 30, 2019, two customers accounted for 69% and 12% of revenues.

At June 30, 2020, four customers accounted for 41%, 32%, 10% and 10% of accounts receivable. At December 31, 2019, two customers accounted for 68% and 10% of accounts receivable.

Geographic Concentration

Approximately 29% of revenue is generated from three customers outside of the United States.

Concentrations

Cash Concentrations

Cash is maintained at financial institutions and at times, balances may exceed federally insured limits. We have not experienced any losses related to these balances. There were no amounts on deposit in excess of federally insured limits at December 31, 2019.

Significant Customers and Concentration of Credit Risk

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, or whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable, as follows:

For the year ended December 31, 2019, three customers accounted for 48% (“Customer 1”), 13% (“Customer 2”) and 10% (“Customer 3”) of revenues. For the year ended December 31, 2018, two customers accounted for 50% and 33% of revenues. In all cases, there are no minimum contract values stated. However, each contract covers an agreement to deliver a rail inspection portal which, once accepted, must be paid in full with a 30% or more being due and payable prior to delivery. The balance of the contracts are for service and maintenance which is paid annually in advance with revenues recorded ratably over the contract period. Each of the customers referenced has the following termination provisions:

•	For Customer 1, termination can be made, prior to delivery of products or services, in the case where either party breach any of its obligations under the agreement with the Company. The other party may terminate the agreement effective fifteen (15) Business Days following notice from the non-defaulting party, if the non-performance has not been cured within such period, and without prejudice to damages that could be claimed by the non-defaulting party. Either party may terminate the agreement if the other party becomes unable to pay its debts in the ordinary course of business; goes into liquidation (other than for the purpose of a genuine amalgamation or restructuring); has a receiver appointed over all or part of its assets; enters into a composition or voluntary arrangement with its creditors; or any similar event occurs in any jurisdiction, all to the extent permitted by law.

•	For Customer 2, prior to delivery of products or services, either party may terminate the agreement with the Company upon the other party’s material breach of a representation, warranty, term, covenant or undertaking in the agreement if, within thirty (30) days following the delivery of a written notice to the defaulting party setting forth in reasonable detail the basis of such default, the defaulting party has not rectified such default to the reasonable satisfaction of the non-defaulting party. Failure to perform due to a force majeure condition shall not be considered a material default under theagreement. Either party may terminate the agreement upon the other party’s material breach of a representation, warranty, term, covenant or undertaking in the agreement if, within thirty (30) days following the delivery of a written notice to the defaulting party setting forth in reasonable detail the basis of such default, the defaulting party has not rectified such default to the reasonable satisfaction of the non-defaulting party. Failure to perform due to a force majeure condition shall not be considered a material default under the agreement.

•	For Customer 3, prior to delivery of products or services if the customer terminates the statement of work for convenience, no refund, of any advance payments, will be due to Customer 3. ln the event of a material breach by the Company, which breach is not cured, or cure has not begun within 30 days of written notice to the Company by Customer 3, Customer 3 may terminate this statement of work for cause. In the event of termination by Customer 3 for cause, the Company shall reimburse Customer 3 any unused prepaid fees on a pro rata basis.

At December 31, 2019, two customers accounted for 68% and 10% of accounts receivable. At December 31, 2018, two customers accounted for 58% and 34% of accounts receivable.

Geographic Concentration

Approximately 59% and 53% of revenue in 2019 and 2018, respectively, is generated from customers outside of the United States.

Fair Value of Financial Instruments and Fair Value Measurements

Fair Value of Financial Instruments and Fair Value Measurements

We measure our financial assets and liabilities in accordance with generally accepted accounting principles. For certain of our financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, the carrying amounts approximate fair value due to their short maturities. Amounts recorded for notes payable, net of discount, and loans payable also approximate fair value because current interest rates available to us for debt with similar terms and maturities are substantially the same.

We follow accounting guidance for financial assets and liabilities. This standard defines fair value, provides guidance for measuring fair value and requires certain disclosures. This standard does not require any new fair value measurements, but rather applies to all other accounting pronouncements that require or permit fair value measurements. This guidance does not apply to measurements related to share-based payments. This guidance discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost).

The guidance utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs, other than quoted prices that are observable, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Unobservable inputs in which little or no market data exists, therefore developed using estimates and assumptions developed by us, which reflect those that a market participant would use.

Fair Value of Financial Instruments and Fair Value Measurements

We measure our financial assets and liabilities in accordance with generally accepted accounting principles. For certain of our financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, the carrying amounts approximate fair value due to their short maturities. Amounts recorded for notes payable, net of discount, and loans payable also approximate fair value because current interest rates available to us for debt with similar terms and maturities are substantially the same.

We follow accounting guidance for financial assets and liabilities. This standard defines fair value, provides guidance for measuring fair value and requires certain disclosures. This standard does not require any new fair value measurements, but rather applies to all other accounting pronouncements that require or permit fair value measurements. This guidance does not apply to measurements related to share-based payments. This guidance discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost).

The guidance utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs, other than quoted prices that are observable, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Unobservable inputs in which little or no market data exists, therefore developed using estimates and assumptions developed by us, which reflect those that a market participant would use.

Accounts Receivable

Accounts Receivable

Accounts receivable are stated at estimated net realizable value. Accounts receivable are comprised of balances due from customers net of estimated allowances for uncollectible accounts. In determining the collections on the account, historical trends are evaluated, and specific customer issues are reviewed to arrive at appropriate allowances. The Company reviews its accounts to estimate losses resulting from the inability of its customers to make required payments. Any required allowance is based on specific analysis of past due accounts and also considers historical trends of write-offs. Past due status is based on how recently payments have been received from customers.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is provided by the straight-line method over the estimated economic life of the property and equipment (three to five years). When assets are sold or retired, their costs and accumulated depreciation are eliminated from the accounts and any gain or loss resulting from their disposal is included in the statement of operations. Leasehold improvements are expensed over the shorter of the term of our lease or their useful lives.

Software Development Costs

Software Development Costs

Software development costs incurred prior to establishing technological feasibility are charged to operations and included in research and development costs. The technological feasibility of a software product is established when the Company has completed all planning, designing, coding, and testing activities that are necessary to establish that the product meets its design specifications, including functionality, features, and technical performance requirements. Software development costs incurred after establishing technological feasibility for software sold as a perpetual license, as defined within ASC 985-20 (Software – Costs of Software to be sold, Leased, or Marketed) are capitalized and amortized on a product-by-product basis when the product is available for general release to customers.

Software Development Costs

Software development costs incurred prior to establishing technological feasibility are charged to operations and included in research and development costs. The technological feasibility of a software product is established when the Company has completed all planning, designing, coding, and testing activities that are necessary to establish that the product meets its design specifications, including functionality, features, and technical performance requirements. Software development costs incurred after establishing technological feasibility for software sold as a perpetual license, as defined within ASC 985-20 (Software – Costs of Software to be sold, Leased, or Marketed) are capitalized and amortized on a product-by-product basis when the product is available for general release to customers.

Patents and Trademarks		Patents and Trademarks Patents and trademarks which are stated at amortized cost, relate to the development of video surveillance security system technology and are being amortized over 17 years.
Long-Lived Assets

Long-Lived Assets

The Company evaluates the recoverability of its property, equipment, and other long-lived assets in accordance with FASB ASC 360-10-35-15 “Impairment or Disposal of Long-Lived Assets”, which requires recognition of impairment of long-lived assets in the event the net book value of such assets exceed the estimated future undiscounted cash flows attributable to such assets or the business to which such intangible assets relate. This guidance requires that long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Accrual of Legal Costs Associated with Loss Contingencies		Accrual of Legal Costs Associated with Loss Contingencies The Company expenses legal costs associated with loss contingencies, as incurred.
Product Warranties

Product Warranties

The Company has a 90-day warranty period for materials and labor after final acceptance of all projects. If any parts are defective, they are replaced under our vendor warranty which is usually 12-36 months. Final acceptance terms vary by customer. Some customers have a cure period for any material deviation and if the Company fails or is unable to correct any deviations, a full refund of all payments made by the customer will be arranged by the Company. As of December 31, 2019 and 2018, the warranty costs have been de-minimis; therefore no accrual of warranty reserves has been made.

Loan Costs		Loan Costs Loan costs paid to lenders or third parties are recorded as debt discounts to the related loans and amortized to interest expense over the loan term.
Sales Returns Liabilities		Sales Returns Liabilities Our systems are sold as integrated systems and there are no sales returns allowed.
Revenue Recognition

Revenue Recognition

As of January 1, 2018, the Company adopted Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (“ASC 606”), that affects the timing of when certain types of revenues will be recognized. The basic principles in ASC 606 include the following: a contract with a customer creates distinct unrecognized contract assets and performance obligations; satisfaction of a performance obligation creates revenue; and a performance obligation is satisfied upon transfer of control to a good or service to a customer.

Revenue is recognized for sales of systems and services over time using cost-based input methods, in which significant judgement is required to evaluate assumptions including the amount of net contract revenues and the total estimated costs to determine our progress towards contract completion and to calculate the corresponding amount of revenue to recognize.

Revenue is recognized by evaluating our revenue contracts with customers based on the five-step model under ASC 606:

1.

Identify the contract with the customer;

2.

Identify the performance obligations in the contract;

3.

Determine the transaction price;

4.

Allocate the transaction price to separate performance obligations; and

5.

Recognize revenue when (or as) each performance obligations are satisfied.

Accordingly, the Company now bases its revenue recognition on ASC 606-10-25-27, where control of a good or service transfers over time if the entity’s performance does not create an asset with an alternative use to the entity and the entity has an enforceable right to payment for performance completed to date including a profit margin or reasonable return on capital. Control is deemed to pass to the customer instantaneously as the goods are manufactured and revenue is recognized accordingly.

In addition, the Company has adopted ASC 606-10-55-21 such that if the cost incurred is not proportionate to the progress in satisfying the performance obligation, we adjust the input method to recognize revenue only to the extent of the cost incurred. Therefore, the Company will recognize revenue at an equal amount to the cost of the goods to satisfy the performance obligation. To accurately reflect revenue recognition based on the input method, the Company has adopted the implementation guidance as set out in ASC-606-10-55-187 through 192. (see Note 9)

Revenue Recognition

Project Revenue

As of January 1, 2018, the Company adopted Accounting Standards Update (“ASU”) 2014-89, Revenue from Contracts with Customers (“ASC 606”), that affects the timing of when certain types of revenues will be recognized. The basic principles in ASC 606 include the following: a contract with a customer creates distinct unrecognized contract assets and performance obligations; satisfaction of a performance obligation creates revenue; and a performance obligation is satisfied upon transfer of control to a good or service to a customer.

Revenue is recognized for sales of systems and services over time using cost-based input methods, in which significant judgement is required to evaluate assumptions including the amount of net contract revenues and the total estimated costs to determine our progress towards contract completion and to calculate the corresponding amount of revenue to recognize.

Revenue is recognized by evaluating our revenue contracts with customers based on the five-step model under ASC 606:

1.

Identify the contract with the customer;

2.

Identify the performance obligations in the contract;

3.

Determine the transaction price;

4.

Allocate the transaction price to separate performance obligations; and

5.

Recognize revenue when (or as) each performance obligations is satisfied.

Accordingly, the Company now bases its revenue recognition on ASC 606-10-25-27, where control of a good or service transfers over time if the entity’s performance does not create an asset with an alternative use to the entity and the entity has an enforceable right to payment for performance completed to date including a profit margin or reasonable return on capital. Control is deemed to pass to the customer instantaneously as the goods are manufactured and revenue is recognized accordingly.

In addition, the Company has adopted ASC 606-10-55-21 such that if the cost incurred is not proportionate to the progress in satisfying the performance obligation, we adjust the input method to recognize revenue only to the extent of the cost incurred. Therefore, the Company will recognize revenue at an equal amount to the cost of the goods to satisfy the performance obligation. To accurately reflect revenue recognition based on the input method, the Company has adopted the implementation guidance as set out in ASC-606-10-55-187 through 192 (see Note 9)

Maintenance and Technical Support

Maintenance and technical support services are provided on both an as-needed and extended-term basis and may include providing both parts and labor. Maintenance and technical support provided outside of a maintenance contract are on an as-requested basis, and revenue is recognized as the services are provided. Revenue for maintenance and technical support provided on an extended-term basis is recognized ratably over the term of the contract.

For sales arrangements that do not involve multiple elements such as professional services, which are of short-term duration, revenues are recognized when services are completed.

IT Asset Management Services

The Company recognizes revenue from its IT asset management business in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 985-605-25 which addresses Revenue Recognition for the software industry. The general criteria for revenue recognition under ASC 985-605 for our Company, which sells software licenses, which do not require any significant modification or customization, is that revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable and collectability is probable.

The Company’s IT asset management business generates revenues from three sources: (1) Professional Services (consulting and auditing); (2) Software licensing with optional hardware sales and (3) Customer Service (training and maintenance support).

For sales arrangements that do not involve multiple elements:

(1)

Revenues for professional services, which are of short-term duration, are recognized when services are completed;

(2)

For all periods reflected in this report, software license sales have been one-time sales of a perpetual license to use our software product and the customer also has the option to purchase third party manufactured handheld devices from us if they purchase our software license. Accordingly, the revenue is recognized upon delivery of the software and delivery of the hardware, as applicable, to the customer;

(3)

Training sales are one-time upfront short-term training sessions and are recognized after the service has been performed; and

(4)

Maintenance/support is an optional product sold to our software license customers under one-year contracts. Accordingly, maintenance payments received upfront are deferred and recognized over the contract term.

Deferred Revenue

Deferred Revenue

Deferred revenues represent billings or cash received in excess of revenue recognizable on service agreements that are not accounted for under the percentage of completion method. At December 31, 2019 and 2018, the balance of deferred revenue was $936,428 and $362,528, respectively. The amounts will be recorded to revenue over the next twelve months.

Disaggregation of Revenue

The Company is following the guidance of ASC 606-10-55-296 and 297 for disaggregation of revenue. Accordingly, revenue has been disaggregated according to the nature, amount, timing and uncertainty of revenue and cash flows. We are providing qualitative and quantitative disclosures.

Qualitative:

1.

We have three distinct revenue sources:

a.

Turnkey, engineered projects;

b.

Associated maintenance and technical support services; and

c.

Professional services related to IT asset management services.

2.

We currently operate in North America including the USA, Mexico and Canada.

3.

Our customers include rail transportation, commercial, petrochemical, government, banking and IT suppliers.

4.

Our contracts are fixed price and fall into two duration types:

a.

Turnkey engineered projects and professional service contracts that are less than 1 year in duration and are typically three to nine months in length; and

b.

Maintenance and support contracts ranging from one to five years in length.

5.

Transfer of goods and services are over time.

Quantitative:

For the Year Ended December 31, 2019

Segments	Rail	Commercial	Petrochemical	Government	Banking	IT Suppliers	Total
Primary Geographical Markets
North America	$11,201,794	$465,782	$99,841	$201,659	$1,371,821	$300,418	$13,641,315

Major Goods and Service Lines
Turnkey Projects	$10,020,318	$422,230	$70,545	$88,723	$1,361,622	$—	$11,963,438
Maintenance & Support	1,181,476	43,552	29,296	112,936	10,199	—	1,377,459
Data Center Auditing Services	—	—	—	—	—	246,658	246,658
Software License						53,760	53,760
	$11,201,794	$465,782	$99,841	$201,659	$1,371,821	$300,418	$13,641,315

Timing of Revenue Recognition
Goods transferred over time	$10,020,318	$422,230	$70,545	$88,723	$1,361,622	$300,418	$12,263,856
Services transferred over time	1,181,476	43,552	29,296	112,936	10,199	—	1,377,459
	$11,201,794	$465,782	$99,841	$201,659	$1,371,821	$300,418	$13,641,315

For the Year Ended December 31, 2018

Segments	Rail	Commercial	Petrochemical	Government	Banking	IT Suppliers	Total
Primary Geographical Markets
North America	$7,426,613	$3,523,964	$61,626	$515,465	$396,473	$124,478	$12,048,619

Major Goods and Service Lines
Turnkey Projects	$6,378,927	$3,520,919	$20,022	$437,585	$396,473	$—	$10,753,926
Maintenance & Support	1,047,686	3,045	41,604	77,880	—	—	1,170,215
Data Center Auditing Services	—	—	—	—	—	124,478	124,478
	$7,426,613	$3,523,964	$61,626	$515,465	$396,473	$124,478	$12,048,619

Timing of Revenue Recognition
Goods transferred over time	$6,378,927	$3,520,919	$20,022	$437,585	$396,473	$—	$10,753,926
Services transferred over time	1,047,686	3,045	41,604	77,880	—	124,478	1,294,693
	$7,426,613	$3,523,964	$61,626	$515,465	$396,473	$124,478	$12,048,619

Advertising		Advertising The Company expenses the cost of advertising. During the years ended December 31, 2019 and 2018, there were no advertising costs.
Segment Information	Segment Information The Company operates in one reportable segment.
Stock Based Compensation

Stock Based Compensation

The Company accounts for employee stock-based compensation in accordance with ASC 718-10, “Share-Based Payment,” which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors including employee stock options, restricted stock units, and employee stock purchases based on estimated fair values.

Determining Fair Value Under ASC 718-10

The Company estimates the fair value of stock options granted using the Black-Scholes option-pricing formula. This fair value is then amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. The Company’s determination of fair value using an option-pricing model is affected by the stock price as well as assumptions regarding the number of highly subjective variables.

The Company estimates volatility based upon the historical stock price of the Company and estimates the expected term for employee stock options using the simplified method for employees and directors and the contractual term for non-employees. The risk-free rate is determined based upon the prevailing rate of United States Treasury securities with similar maturities.

Stock Based Compensation

The Company accounts for employee stock-based compensation in accordance with ASC 718-10, “Share-Based Payment,” which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors including employee stock options, restricted stock units, and employee stock purchases based on estimated fair values.

In June 2018, the FASB issued ASU 2018-07, Compensation – Stock Compensation (Topic 718). This update is intended to reduce cost and complexity and to improve financial reporting for share-based payments issued to non-employees (for example, service providers, external legal counsel, suppliers, etc.). The ASU expands the scope of Topic 718, Compensation—Stock Compensation, which currently only includes share-based payments issued to employees, to also include share-based payments issued to non-employees for goods and services. Consequently, the accounting for share-based payments to non-employees and employees will be substantially aligned. This standard will be effective for financial statements issued by public companies for the annual and interim periods beginning after December 15, 2018. Early adoption of the standard is permitted. The standard will be applied in a retrospective approach for each period presented. Management implemented this standard on January 1, 2019.

Determining Fair Value Under ASC 718-10

The Company estimates the fair value of stock options granted using the Black-Scholes option-pricing formula. This fair value is then amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. The Company’s determination of fair value using an option-pricing model is affected by the stock price as well as assumptions regarding the number of highly subjective variables.

The Company estimates volatility based upon the historical stock price of the Company and estimates the expected term for employee stock options using the simplified method for employees and directors and the contractual term for non-employees. The risk-free rate is determined based upon the prevailing rate of United States Treasury securities with similar maturities.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with the Financial Accounting Standards Board FASB Accounting Standards Codification (“ASC”) 740, Income Taxes, which requires the recognition of deferred income taxes for differences between the basis of assets and liabilities for financial statement and income tax purposes. The deferred tax assets and liabilities represent the future tax return consequences of those differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company evaluates all significant tax positions as required by ASC 740. As of December 31, 2019, the Company does not believe that it has taken any positions that would require the recording of any additional tax liability nor does it believe that there are any unrealized tax benefits that would either increase or decrease within the next year.

Any penalties and interest assessed by income taxing authorities are included in operating expenses.

The federal and state income tax returns of the Company are subject to examination by the IRS and state taxing authorities, generally for three years after they were filed. Tax years 2017, 2018 and 2019 remain open for potential audit.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

Basic earnings per share (EPS) are computed by dividing net loss applicable to common stock by the weighted average number of common shares outstanding. Diluted net loss per common share is computed by dividing the net loss applicable to common stock by the weighted average number of common shares outstanding for the period and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable upon the exercise of stock options, stock warrants, convertible debt instruments, convertible preferred stock or other common stock equivalents. Potentially dilutive securities are excluded from the computation if their effect is anti-dilutive. At June 30, 2020, there was an aggregate of 1,588,750 outstanding warrants to purchase shares of common stock. At June 30, 2020, there was an aggregate of 311,898 shares of employee stock options to purchase shares of common stock. Also, at June 30, 2020, 243,571 common shares were issuable upon conversion of Series B convertible preferred stock, all of which were excluded from the computation of dilutive earnings per share because their inclusion would have been anti-dilutive.

Earnings (Loss) Per Share

Basic earnings per share (EPS) are computed by dividing net loss applicable to common stock by the weighted average number of common shares outstanding. Diluted net loss per common share is computed by dividing the net loss applicable to common stock by the weighted average number of common shares outstanding for the period and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable upon the exercise of stock options, stock warrants, convertible debt instruments, convertible preferred stock or other common stock equivalents. Potentially dilutive securities are excluded from the computation if their effect is anti-dilutive. At December 31, 2019 and 2018, there were an aggregate of 1,521,250 and 1,815,181 outstanding warrants to purchase shares of common stock respectively; 163,010 and 160,152 incentive stock options to purchase shares of common stock at December 31, 2019 and 2018 respectively; and at December 31, 2019 and 2018, 243,571 and 404,286 common shares were issuable upon conversion of Series B convertible preferred stock respectively, all of which were excluded from the computation of dilutive earnings per share because their inclusion would have been anti-dilutive.

Leases

Leases

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-02, Leases (Topic 842). The updated guidance requires lessees to recognize lease assets and lease liabilities for most operating leases. In addition, the updated guidance requires that lessors separate lease and non-lease components in a contract in accordance with the new revenue guidance in ASC 606. This guidance is effective for interim and annual reporting periods beginning after December 15, 2018. The Company adopted this guidance effective January 1, 2019.

On January 1, 2019, the Company adopted ASU No. 2016-02, applying the package of practical expedients to leases that commenced before the effective date whereby the Company elected to not reassess the following: (i) whether any expired or existing contracts contain leases and; (ii) initial direct costs for any existing leases. For contracts entered into on or after the effective date, at the inception of a contract the Company assessed whether the contract is, or contains, a lease. The Company’s assessment is based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether we obtain the right to substantially all the economic benefit from the use of the asset throughout the period, and (3) whether it has the right to direct the use of the asset. The Company will allocate the consideration in the contract to each lease component based on its relative stand-alone price to determine the lease payments.

Operating lease ROU assets represents the right to use the leased asset for the lease term and operating lease liabilities are recognized based on the present value of future minimum lease payments over the lease term at commencement date. As most leases do not provide an implicit rate, the Company use an incremental borrowing rate based on the information available at the adoption date in determining the present value of future payments. Lease expense for minimum lease payments is amortized on a straight-line basis over the lease term and is included in general and administrative expenses in the consolidated statements of operations.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

From time to time, the FASB or other standards setting bodies will issue new accounting pronouncements. Updates to the FASB ASC are communicated through issuance of an Accounting Standards Update (“ASU”).

Management does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.

Recent Accounting Pronouncements

From time to time, the FASB or other standards setting bodies will issue new accounting pronouncements. Updates to the FASB ASC are communicated through issuance of an Accounting Standards Update (“ASU”).

In August 2018, the FASB issued ASU 2018-13, “Changes to Disclosure Requirements for Fair Value Measurements”, which will improve the effectiveness of disclosure requirements for recurring and nonrecurring fair value measurements. The standard removes, modifies, and adds certain disclosure requirements, and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Company will be evaluating the impact this standard will have on the Company’s financial statements.

Management does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.